                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

             Report of the Calendar Quarter Ending March 31, 2011

                      If amended report check here: ____

Name of Institutional Investment Manager:

Appleton Partners, Inc.         S.E.C. File Number 28-6694
----------------------------------------------------------

Business Address:

45 Milk Street       Boston          MA              02109
----------------------------------------------------------
Street               City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617) 338-0700
----------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 20th day of April 2011.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By:   Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    135
Form 13F Information Table Value Total:    271,264,455.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number          Name


-----      ---------------------         --------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
31-Mar-11

                                                                                             Investment Discretion Voting
                                                                                             --------------------- ------
                                                                                             Sole   Shared  Other   Sole
                                                                                             ----   ------  -----  ------
Security                                      Security Type    Cusip   Market Value Quantity (A)     (B)     (C)    (A)
--------                                      -------------  --------- ------------ -------- ----   ------  -----  ------

Master Group

3M CO COM                                     COMMON STOCK   88579Y101       923780     9880 X                     X
ABBOTT LABS COM                               COMMON STOCK   002824100       421732     8598 X                     X
AFLAC INC COM                                 COMMON STOCK   001055102      1324778    25100 X                     X
AGRIUM INC COM                                COMMON STOCK   008916108      3245153    35174 X                     X
AKAMAI TECHNOLOGIES COM                       COMMON STOCK   00971T101      2181466    57407 X                     X
ALCOA INC COM                                 COMMON STOCK   013817101       304193    17225 X                     X
AMAZON COM INC COM                            COMMON STOCK   023135106      5092635    28272 X                     X
AMERICAN TOWER CORP CL A                      COMMON STOCK   029912201      3985217    76905 X                     X
AMPHENOL CORP NEW CL A                        COMMON STOCK   032095101      1752283    32217 X                     X
ANSYS INC COM                                 COMMON STOCK   03662Q105      3196506    58987 X                     X
APACHE CORP COM                               COMMON STOCK   037411105      1694759    12945 X                     X
APPLE, INC.                                   COMMON STOCK   037833100     11236246    32241 X                     X
APPLETON EQUITY GROWTH FUND                   MUTUAL FUNDS   038042107      4143729   484080 X                     X
AT&T INC COM                                  COMMON STOCK   00206R102      1000825    32696 X                     X
BABCOCK & WILCOX CO COM                       COMMON STOCK   05615F102      3210355    96176 X                     X
BAKER HUGHES INC COM                          COMMON STOCK   057224107      1068994    14558 X                     X
BANK N S HALIFAX COM                          COMMON STOCK   064149107      4866631    79274 X                     X
BANK OF AMERICA CORP COM                      COMMON STOCK   060505104       515231    38652 X                     X
BBH FD INC CORE SELE CL N                     MUTUAL FUNDS   05528X604       861959    57695 X                     X
BECTON DICKINSON & CO COM                     COMMON STOCK   075887109       212585     2670 X                     X
BERKSHIRE HATHAWAY INC CL A                   COMMON STOCK   084670108       375900        3 X                     X
BERKSHIRE HATHAWAY INC CL B NEW               COMMON STOCK   084670702       432283     5169 X                     X
BHP BILLITON LTD SPONSORED ADR                COMMON STOCK   088606108      4574722    47713 X                     X

                                                                                             Investment Discretion Voting
                                                                                             --------------------- ------
                                                                                             Sole   Shared  Other   Sole
                                                                                             ----   ------  -----  ------
Security                                      Security Type    Cusip   Market Value Quantity (A)     (B)     (C)    (A)
--------                                      -------------  --------- ------------ -------- ----   ------  -----  ------
BOEING CO COM                                 COMMON STOCK   097023105       252841     3420 X                     X
BRISTOL MYERS SQUIBB COM                      COMMON STOCK   110122108       406361    15375 X                     X
CARLISLE COS INC COM                          COMMON STOCK   142339100       218295     4900 X                     X
CATERPILLAR INC DEL COM                       COMMON STOCK   149123101      8674944    77907 X                     X
CELGENE CORP COM                              COMMON STOCK   151020104       207270     3600 X                     X
CERNER CORP COM                               COMMON STOCK   156782104      6454048    58040 X                     X
CHEVRONTEXACO CORP COM                        COMMON STOCK   166764100      1279668    11905 X                     X
CHURCH & DWIGHT INC COM                       COMMON STOCK   171340102       842591    10620 X                     X
CISCO SYS INC COM                             COMMON STOCK   17275R102      1786653   104178 X                     X
CITIGROUP INC COM                             COMMON STOCK   172967101       461824   104485 X                     X
COCA COLA CO COM                              COMMON STOCK   191216100      1217339    18350 X                     X
COGNIZANT TECH SOLUTNS CL A                   COMMON STOCK   192446102      4061046    49890 X                     X
COLGATE PALMOLIVE CO COM                      COMMON STOCK   194162103      1713404    21216 X                     X
CONOCOPHILLIPS COM                            COMMON STOCK   20825C104       836933    10480 X                     X
COSTCO WHSL CORP NEW COM                      COMMON STOCK   22160K105      3058910    41720 X                     X
CSX CORP COM                                  COMMON STOCK   126408103      1440345    18325 X                     X
DEERE & CO COM                                COMMON STOCK   244199105       964540     9955 X                     X
DIRECTV COM CL A                              COMMON STOCK   25490A101       290347     6204 X                     X
DISNEY WALT CO COM DISNEY                     COMMON STOCK   254687106       608646    14125 X                     X
DU PONT E I DE NEMOURS COM                    COMMON STOCK   263534109      7039513   128061 X                     X
E M C CORP MASS COM                           COMMON STOCK   268648102      3399707   128001 X                     X
ECOLAB INC COM                                COMMON STOCK   278865100       244896     4800 X                     X
ENERGAS RES INC COM                           COMMON STOCK   29265E108          500    20000 X                     X
EXPRESS SCRIPTS INC COM                       COMMON STOCK   302182100      4249383    76414 X                     X
EXXON MOBIL CORP COM                          COMMON STOCK   30231G102     10230271   121601 X                     X
FAIRHOLME FD COM                              MUTUAL FUNDS   304871106       371425    10685 X                     X
FEDERATED EQUITY FDS CLOVR VAL INST           MUTUAL FUNDS   314172214       597438    38972 X                     X
FEDERATED EQUITY FDS KAUFMANN CL A            MUTUAL FUNDS   314172677       597243   106460 X                     X
FORD MTR CO DEL COM PAR $0.01                 COMMON STOCK   345370860       151336    10150 X                     X
FORUM FDS INC JORDAN OPPTY                    MUTUAL FUNDS   742935182      1280101    98167 X                     X
FREEPORT-MCMORAN COP&G CL B                   COMMON STOCK   35671D857      2483474    44707 X                     X
GENERAL ELEC CO COM                           COMMON STOCK   369604103      3836187   191331 X                     X
GENERAL MOLY INC COM                          COMMON STOCK   370373102        53800    10000 X                     X
GOLDMAN SACHS GROUP COM                       COMMON STOCK   38141G104      4109009    25908 X                     X

                                                                                             Investment Discretion Voting
                                                                                             --------------------- ------
                                                                                             Sole   Shared  Other   Sole
                                                                                             ----   ------  -----  ------
Security                                      Security Type    Cusip   Market Value Quantity (A)     (B)     (C)    (A)
--------                                      -------------  --------- ------------ -------- ----   ------  -----  ------
GOOGLE INC CL A                               COMMON STOCK   38259P508       444177      757 X                     X
GRAINGER W W INC COM                          COMMON STOCK   384802104      1095933     7960 X                     X
HARTFORD FINL SVCS COM                        COMMON STOCK   416515104       234102     8693 X                     X
HEARTLAND GROUP INC VAL PLUS INSTL            MUTUAL FUNDS   422352849      1254249    39257 X                     X
HEINZ H J CO COM                              COMMON STOCK   423074103       624066    12783 X                     X
HOME DEPOT INC COM                            COMMON STOCK   437076102       209945     5665 X                     X
ILLINOIS TOOL WKS INC COM                     COMMON STOCK   452308109       239054     4450 X                     X
INSITUFORM TECH INC CL A                      COMMON STOCK   457667103      2282042    85310 X                     X
INTEL CORP COM                                COMMON STOCK   458140100      1787605    88583 X                     X
INTERNATIONAL BUS MACH COM                    COMMON STOCK   459200101      7364241    45160 X                     X
ISHARES TR NASDQ BIO INDX                     COMMON STOCK   464287556       437198     4365 X                     X
ISHARES TR S&P NA NAT RES                     COMMON STOCK   464287374       267748     5715 X                     X
ITT CORP NEW                                  COMMON STOCK   450911102       323429     5386 X                     X
J P MORGAN CHASE & CO COM                     COMMON STOCK   46625H100      7111570   154264 X                     X
JOHNSON & JOHNSON COM                         COMMON STOCK   478160104      4621974    78008 X                     X
JOHNSON CTLS INC COM                          COMMON STOCK   478366107       453113    10900 X                     X
KRAFT FOODS INC CL A                          COMMON STOCK   50075N104      2674004    85268 X                     X
KRATOS DEFENSE & SEC S COM NEW                COMMON STOCK   50077B207       153007    10760 X                     X
LOWES COS INC COM                             COMMON STOCK   548661107       352048    13320 X                     X
LUBRIZOL CORP COM                             COMMON STOCK   549271104       292033     2180 X                     X
MARKET VECTORS ETF TR AGRIBUS ETF             COMMON STOCK   57060U605       469391     8376 X                     X
MCDERMOTT INTL INC COM                        COMMON STOCK   580037109       767921    30245 X                     X
MCDONALDS CORP COM                            COMMON STOCK   580135101      7319401    96194 X                     X
MEDCO HEALTH SOLUTIONS COM                    COMMON STOCK   58405U102       220260     3922 X                     X
MEDTRONIC INC COM                             COMMON STOCK   585055106       313816     7975 X                     X
MERCK & CO, INC NEW COM                       COMMON STOCK   58933Y105       625606    18952 X                     X
MFS SER TR X INTL DIVERS I                    MUTUAL FUNDS   55273G298       805731    57841 X                     X
MICROSOFT CORP COM                            COMMON STOCK   594918104      2465699    97113 X                     X
NATIONAL OILWELL VARCO COM                    COMMON STOCK   637071101      1442318    18195 X                     X
NEWMONT MINING CORP COM                       COMMON STOCK   651639106       503773     9230 X                     X
NOVARTIS A G SPONSORED ADR                    COMMON STOCK   66987V109       267402     4920 X                     X
NUCOR CORP COM                                COMMON STOCK   670346105      1594915    34657 X                     X
NVIDIA CORP COM                               COMMON STOCK   67066G104      1072064    58075 X                     X
OCCIDENTAL PETE CP DEL COM                    COMMON STOCK   674599105       327890     3138 X                     X

                                                                                             Investment Discretion Voting
                                                                                             --------------------- ------
                                                                                             Sole   Shared  Other   Sole
                                                                                             ----   ------  -----  ------
Security                                      Security Type    Cusip   Market Value Quantity (A)     (B)     (C)    (A)
--------                                      -------------  --------- ------------ -------- ----   ------  -----  ------
ORACLE CORP COM                               COMMON STOCK   68389X105      3671524   109819 X                     X
PEABODY ENERGY CORP COM                       COMMON STOCK   704549104      4009971    55725 X                     X
PEOPLES S&P MIDCAP INDEX FD DREYFS MCP IDX    MUTUAL FUNDS   712223106      1463719    48070 X                     X
PEPSICO INC COM                               COMMON STOCK   713448108      5514913    85622 X                     X
PFIZER INC COM                                COMMON STOCK   717081103       648214    31916 X                     X
PRAXAIR INC COM                               COMMON STOCK   74005P104      4575048    45030 X                     X
PRECISION CASTPARTS CP COM                    COMMON STOCK   740189105       426822     2900 X                     X
PRICE T ROWE GROUP INC COM                    COMMON STOCK   74144T108      5566461    83807 X                     X
PRICELINE COM INC COM NEW                     COMMON STOCK   741503403      2163512     4272 X                     X
PROCTER & GAMBLE CO COM                       COMMON STOCK   742718109      4530926    73554 X                     X
PUTNAM CONV INCM GRWTH CL Y                   MUTUAL FUNDS   746476407       742682    35299 X                     X
QUALCOMM INC COM                              COMMON STOCK   747525103       457721     8348 X                     X
ROPER INDS INC NEW COM                        COMMON STOCK   776696106      3400645    39332 X                     X
ROYAL DUTCH SHELL PLC SPON ADR B              COMMON STOCK   780259107       215545     2943 X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A             COMMON STOCK   780259206       305575     4194 X                     X
SCHLUMBERGER LTD COM                          COMMON STOCK   806857108      8233179    88282 X                     X
SCHRODER SER TR EMRGMKT EQ ADV                MUTUAL FUNDS   808090740       486835    34021 X                     X
SCOTTS MIRACLE GRO CO                         COMMON STOCK   810186106      1988362    34371 X                     X
SOCIEDAD QUIMICA MINER SPON ADR SER B         COMMON STOCK   833635105      3139486    56813 X                     X
SOUTHWESTERN ENERGY CO COM                    COMMON STOCK   845467109      1684295    39197 X                     X
STANLEY BLACK & DECKER, INC.                  COMMON STOCK   854502101       364999     4765 X                     X
STERICYCLE INC COM                            COMMON STOCK   858912108       507636     5725 X                     X
STRYKER CORP COM                              COMMON STOCK   863667101       766688    12610 X                     X
SUCCESSFACTORS INC COM                        COMMON STOCK   864596101       507115    12973 X                     X
TARGET CORP COM                               COMMON STOCK   87612E106       399580     7990 X                     X
TEMPLETON INCOME TR GLB BD ADVSOR             MUTUAL FUNDS   880208400       257718    18825 X                     X
TEMPLETON INCOME TR GLOBAL BD FD C            MUTUAL FUNDS   880208301       191227    13907 X                     X
TEVA PHARMACEUTCL INDS ADR                    COMMON STOCK   881624209      3699536    73740 X                     X
THIRD AVE TR THRD AVE INSTL                   MUTUAL FUNDS   884116708       252840    21967 X                     X
TJX COS INC NEW COM                           COMMON STOCK   872540109      4542686    91347 X                     X
TRANSOCEAN LTD ZUG NAMEN AKT                  COMMON STOCK   H8817H100       777161     9970 X                     X
TUPPERWARE BRANDS CORP COM                    COMMON STOCK   899896104      1338101    22410 X                     X
UNDER ARMOUR INC CL A                         COMMON STOCK   904311107      2647825    38910 X                     X
UNILEVER N V N Y SHS NEW                      COMMON STOCK   904784709       249500     7956 X                     X

                                                                                             Investment Discretion Voting
                                                                                             --------------------- ------
                                                                                             Sole   Shared  Other   Sole
                                                                                             ----   ------  -----  ------
Security                                      Security Type    Cusip   Market Value Quantity (A)     (B)     (C)    (A)
--------                                      -------------  --------- ------------ -------- ----   ------  -----  ------
UNITED BANKSHS INC WVA COM                    COMMON STOCK   909907107       228735     8625 X                     X
UNITED TECHNOLOGIES CP COM                    COMMON STOCK   913017109       995823    11764 X                     X
VARIAN MED SYS INC COM                        COMMON STOCK   92220P105       983080    14534 X                     X
VEECO INSTRS INC DEL COM                      COMMON STOCK   922417100      2069188    40700 X                     X
VERIZON COMMUNICATIONS COM                    COMMON STOCK   92343V104      5571998   144577 X                     X
VISA, INC.                                    COMMON STOCK   92826C839      4555532    61879 X                     X
WABTEC CORP COM                               COMMON STOCK   929740108      2874296    42375 X                     X
WAL MART STORES INC COM                       COMMON STOCK   931142103       278780     5356 X                     X
WELLS FARGO & CO NEW COM                      COMMON STOCK   949746101      3190058   100601 X                     X
YACKTMAN FD INC FOCUSED FD                    MUTUAL FUNDS   984281204       328939    17619 X                     X
                                                                          ---------
                                                                          271264455
                                                                          ---------
TOTAL PORTFOLIO                                                           271264455
                                                                          =========